SEGMENT INFORMATION, Narrative (Details)	12 Months Ended
Mar. 31, 2020 Segment Hub Region
Segment Reporting [Abstract]
Number of operating segments | Segment	1
Number of aircraft hubs | Hub	2
Number of reportable segments | Region	4